Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets (Summary of Right of Use Assets) (Details) - Right-of-use assets [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	$ 3,798	$ 3,842
Additions	500	424
Depreciation	(583)	(572)
Reassessments, modifications, and variable lease payment adjustments	349	131
Terminations and impairment	0	(1)
Foreign currency translation adjustments and other	53	(28)
Balance at end of year	4,117	3,798
Land [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	633	709
Additions	3	3
Depreciation	(92)	(97)
Reassessments, modifications, and variable lease payment adjustments	54	21
Terminations and impairment	0	0
Foreign currency translation adjustments and other	2	(3)
Balance at end of year	600	633
Buildings [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	3,118	3,101
Additions	490	373
Depreciation	(478)	(462)
Reassessments, modifications, and variable lease payment adjustments	295	130
Terminations and impairment	0	(1)
Foreign currency translation adjustments and other	51	(25)
Balance at end of year	3,476	3,118
Computer equipment [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	47	32
Additions	7	48
Depreciation	(13)	(13)
Reassessments, modifications, and variable lease payment adjustments	0	(20)
Terminations and impairment	0	0
Foreign currency translation adjustments and other	0	0
Balance at end of year	$ 41	$ 47